Significant Accounting Policies (Annuity Deposits (Net of Coinsurance), By Product Type) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) organization	Dec. 31, 2021 USD ($) organization	Dec. 31, 2020 USD ($) organization
Product Information [Line Items]
Fixed index annuities	$ 2,202,688	$ 3,026,211	$ 2,309,580
Annual reset fixed rate annuities	5,535	6,000	7,846
Multi-year fixed rate annuities	139,092	2,452,994	1,295,843
Single premium immediate annuities (SPIA)	18,935	59,816	33,461
Annuity deposits, net of coinsurance	$ 2,366,250	$ 5,545,021	$ 3,646,730
Customer Concentration Risk | Annuity Deposits Benchmark
Product Information [Line Items]
National marketing organizations, number of organizations accounting for more than 10% of annuity deposits collected | organization	4	2	2
Customer Concentration Risk | Annuity Deposits Benchmark | National Marketing Organization, Greater than 10%, NMO 1
Product Information [Line Items]
National marketing organizations, percent of annuity deposits collected individually	22.00%	14.00%	17.00%
Customer Concentration Risk | Annuity Deposits Benchmark | National Marketing Organization, Greater than 10%, NMO 2
Product Information [Line Items]
National marketing organizations, percent of annuity deposits collected individually	16.00%	11.00%	10.00%
Customer Concentration Risk | Annuity Deposits Benchmark | National Marketing Organization, Greater than 10%, NMO 3
Product Information [Line Items]
National marketing organizations, percent of annuity deposits collected individually	10.00%
Customer Concentration Risk | Annuity Deposits Benchmark | National Marketing Organization, Greater than 10%, NMO 4
Product Information [Line Items]
National marketing organizations, percent of annuity deposits collected individually	10.00%